Related Party Transactions and Balances (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans receivable [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated	$ 172,962,461	$ 96,443,938
Guarantees of the loans receivable, Total	86,342,672	54,871,605
A non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated	110,504,045	65,943,681
Guarantees of the loans receivable, Total	39,886,130	43,416,978
Legal representative of the Company and a non-controlling shareholder of the Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated		907,077
Guarantees of the loans receivable, Total		870,342
Related Companies Of A Non Controlling Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated	62,383,161	25,382,096
Guarantees of the loans receivable, Total	46,456,542	7,005,869
Employee Of The Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated	75,255	481,634
Guarantees of the loans receivable, Total
Management Of Non Controlling Shareholders Of The Company [Member]
Related Party Transaction [Line Items]
Guarantees of loans originated		3,729,450
Guarantees of the loans receivable, Total		$ 3,578,416